UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05767

Deutsche Strategic Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2018 (Unaudited)

Deutsche Strategic Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 140.0%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	370,695
Arizona 1.4%
Maricopa County, AZ, Pollution Control Corp. Revenue, El Paso Electric Co. Project, Series B, 7.25%, 4/1/2040	1,570,000	1,656,601
Tempe, AZ, Industrial Development Authority Revenue, Mirabella at ASU Project, Series A, 144A, 6.125%, 10/1/2047	255,000	261,577
		1,918,178
California 16.0%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.75%, 6/1/2047	470,000	473,525
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2034	1,000,000	1,059,580
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	1,310,000	1,839,987
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	1,000,000	1,000,000
California, South Bayside Waste Management Authority, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.25%, 9/1/2029	1,425,000	1,523,297
California, State General Obligation:
5.0%, 11/1/2043	1,500,000	1,682,535
5.25%, 4/1/2035	1,230,000	1,383,307
5.5%, 3/1/2040	1,000,000	1,073,290
5.75%, 4/1/2031	1,000,000	1,045,700
6.0%, 4/1/2038	1,000,000	1,047,710
6.5%, 4/1/2033	1,950,000	2,056,470
California, State Public Works Board Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	1,000,000	1,081,340
California, State Public Works Board Lease Revenue, Riverside Campus Project, Series B, Prerefunded, 6.125%, 4/1/2028	2,000,000	2,102,960
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	209,396
Series A, 144A, 5.25%, 12/1/2056	735,000	785,634
Series A, 5.5%, 12/1/2054	195,000	211,056
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,111,500
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	559,920
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,101,690
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	483,163
		21,832,060
Colorado 3.3%
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	225,000	243,347
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	260,069
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co., Inc.	635,000	791,013
Colorado, Regional Transportation District, Sales Tax Revenue, Series B, 4.0%, 11/1/2035	385,000	407,130
Colorado, State Health Facilities Authority Revenue, Covenant Retirement Communities:
Series A, 5.0%, 12/1/2033	440,000	470,202
Series A, 5.0%, 12/1/2035	250,000	272,972
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,138,810
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	216,242
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	600,000	662,304
		4,462,089
Connecticut 2.3%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, Prerefunded, 7.875%, 4/1/2039	2,000,000	2,251,800
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05% PIK, 7/1/2031*	2,753,836	86,058
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A, 5.0%, 1/1/2038	715,000	792,227
		3,130,085
District of Columbia 1.1%
District of Columbia, Ingleside Rock Creek Project:
Series A, 5.0%, 7/1/2042	130,000	135,001
Series A, 5.0%, 7/1/2052	195,000	201,000
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	220,842
Series A, AMT, 5.0%, 10/1/2043	850,000	931,243
		1,488,086
Florida 12.0%
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 8.125%, 5/15/2044	500,000	554,015
Florida, Capital Region Community Development District, Capital Improvement Revenue, Series A, 7.0%, 5/1/2039	455,000	455,150
Florida, Middle Village Community Development District, Special Assessment, Series A, 6.0%, 5/1/2035	900,000	776,862
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-1, Step-up Coupon, 0% to 11/1/2021, 6.61% to 5/1/2040	250,000	199,667
Series 2015-2, Step-up Coupon, 0% to 11/1/2024, 6.61% to 5/1/2040	150,000	98,609
Series A-3, Step-up Coupon, 0% to 5/1/2019, 6.61% to 5/1/2040	110,000	103,163
Series A-4, Step-up Coupon, 0% to 5/1/2022, 6.61% to 5/1/2040	55,000	43,278
5.4%, 5/1/2037	1,330,000	1,331,370
Series 1, 6.55%, 5/1/2027	10,000	10,002
Series 3, 6.55%, 5/1/2027 *	130,000	1
Series A-1, 6.55%, 5/1/2027	160,000	159,995
Series A-2, 6.61%, 5/1/2039	50,000	49,994
Series 2015-3, 6.61%, 5/1/2040 *	165,000	2
Florida, Village Community Development District No. 9, Special Assessment Revenue, 5.5%, 5/1/2042	150,000	162,247
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	620,000	691,387
Series A, AMT, 5.0%, 10/1/2047	400,000	443,656
Lake County, FL, Senior Living Revenue, Village Veranda at Lady Lake Project, Series A-1, 144A, 7.125%, 1/1/2052	400,000	385,392
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, 5.5%, 11/15/2042	335,000	363,880
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	528,510
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2031	30,000	32,791
Series B, AMT, 5.0%, 10/1/2040	470,000	525,733
Series A, 5.5%, 10/1/2041	3,000,000	3,170,700
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	735,510
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, Prerefunded, 5.0%, 7/1/2035	830,000	892,308
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,223,531
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, 5.0%, 7/1/2031	1,500,000	1,664,670
Series A, 5.0%, 7/1/2037	1,590,000	1,746,647
		16,349,070
Georgia 6.0%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, 6.25%, 5/15/2033	1,000,000	1,100,230
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	406,459
Atlanta, GA, Development Authority, Senior Health Care Facilities Revenue, Proton Treatment Center, Series A-1, 6.5%, 1/1/2029	225,000	226,924
Atlanta, GA, Tax Allocation, Beltline Project, Series B, Prerefunded, 7.375%, 1/1/2031	1,000,000	1,048,800
Atlanta, GA, Water & Wastewater Revenue, Series A, Prerefunded, 6.25%, 11/1/2034	1,000,000	1,076,710
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	175,000	193,116
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,109,550
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	210,000	231,739
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project:
Series A, 5.25%, 8/15/2049	100,000	112,872
Series A, 5.5%, 8/15/2054	180,000	206,989
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	1,220,000	1,421,032
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, Prerefunded, 6.5%, 8/1/2038, INS: AGC	1,000,000	1,020,950
		8,155,371
Guam 1.8%
Guam, Government General Obligation, Series A, Prerefunded, 7.0%, 11/15/2039	1,000,000	1,088,900
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	244,973
Guam, Power Authority Revenue, Series A, Prerefunded, 5.5%, 10/1/2030	1,000,000	1,095,790
		2,429,663
Hawaii 1.7%
Gainesville & Hall County, GA, Development Authority Retirement Community Revenue, ACTS Retirement Life Community, Series A-2, Prerefunded, 6.625%, 11/15/2039	1,000,000	1,082,110
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	769,914
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	500,000	528,290
		2,380,314
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	305,000	314,464
Illinois 9.2%
Chicago, IL, Airport Revenue, O'Hare International Airport, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	415,000	453,670
Chicago, IL, Board of Education:
Series H, 5.0%, 12/1/2036	245,000	247,999
Series H, 5.0%, 12/1/2046	140,000	140,097
Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2038	455,000	516,675
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,089,750
Series B, Prerefunded, 6.0%, 1/1/2041	2,000,000	2,238,400
Illinois, Finance Authority Revenue, The Admiral at Lake Project, Series A, Prerefunded, 8.0%, 5/15/2040	1,000,000	1,135,140
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series A, 5.0%, 6/15/2057	135,000	143,697
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,253,430
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	365,000	413,129
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	568,522
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055*	150,000	8,222
Illinois, State Finance Authority Revenue, Three Crowns Park Obligated Group, 5.25%, 2/15/2047	325,000	342,056
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, Prerefunded, 5.0%, 12/1/2030	1,000,000	1,113,500
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	500,000	523,380
Series D, 5.0%, 11/1/2028	500,000	520,580
5.0%, 2/1/2029	225,000	232,843
Series A, 5.0%, 12/1/2038	350,000	357,287
Series A, 5.0%, 12/1/2039	750,000	765,022
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	421,067
		12,484,466
Indiana 3.7%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	525,000	551,749
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, Series A, 5.25%, 11/15/2046	365,000	396,554
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	1,000,000	1,067,270
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	520,444
Indiana, State Finance Authority Revenue, Stadium Project, Series A, 5.25%, 2/1/2037	1,330,000	1,545,793
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project, AMT, 7.0%, 1/1/2044, GTY: Pratt Industries (U.S.A.)	780,000	921,905
		5,003,715
Kansas 0.2%
Lenexa, KS, Health Care Facility Revenue, Lakeview Village, Inc. Project, Prerefunded, 7.25%, 5/15/2039	300,000	320,214
Kentucky 3.3%
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, Prerefunded, 6.5%, 3/1/2045	2,000,000	2,206,520
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, Prerefunded, 6.0%, 12/1/2033, INS: AGC	365,000	369,274
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,610,625
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	137,587
Series A, 5.25%, 6/1/2041	190,000	206,969
		4,530,975
Louisiana 1.8%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	154,041
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,085,930
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	1,010,000	991,981
Louisiana, Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/2035	180,000	195,300
		2,427,252
Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, 6.75%, 7/1/2036	1,000,000	1,089,770
Maryland 2.8%
Maryland, Economic Development Corp., Pollution Control Revenue, Potomac Electric Power Co., 6.2%, 9/1/2022	1,500,000	1,567,230
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	375,000	417,660
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	500,000	532,995
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,067,520
Rockville, MD, Mayor & Council Economic Development Revenue, Ingelside at King Farm Project:
Series B, 5.0%, 11/1/2042	90,000	98,178
Series B, 5.0%, 11/1/2047	135,000	146,682
		3,830,265
Massachusetts 2.3%
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	505,485	32,113
Series A-2, 5.5%, 11/15/2046	100,000	100,027
Series A-1, 6.25%, 11/15/2039	1,903,948	1,980,125
Massachusetts, State Development Finance Agency Revenue, NewBridge Charles, Inc., 144A, 5.0%, 10/1/2057	100,000	105,045
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center, Series E, 5.0%, 7/15/2037	950,000	952,071
		3,169,381
Michigan 5.9%
Dearborn, MI, Economic Development Corp. Revenue, Limited Obligation, Henry Ford Village, 144A, 7.5%, 11/15/2044	500,000	497,065
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	280,000	303,027
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	1,000,000	1,111,330
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	1,000,200
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	775,000	872,541
Series I-A, 5.5%, 10/15/2045	2,000,000	2,226,880
Michigan, State Finance Authority Revenue, Detroit Water & Sewer, Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	200,281
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	90,000	98,536
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,000,000	1,034,180
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.75%, 2/15/2023	735,000	737,154
		8,081,194
Minnesota 0.8%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	1,000,000	1,037,260
Mississippi 1.1%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	287,780
Mississippi, Business Finance Corp., Pollution Control Revenue, Systems Energy Resources, Inc. Project, 5.875%, 4/1/2022	620,000	639,499
Mississippi, State Business Finance Corp., Solid Waste Disposal Revenue, Waste Pro U.S.A., Inc. Project, AMT, 144A, 5.0%, 2/1/2036	145,000	150,690
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	435,000	445,844
		1,523,813
Missouri 1.7%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series B,144A, 5.0%, 2/1/2040	200,000	204,544
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	65,000	69,643
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	160,882
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	245,000	269,897
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, St. Andrews Resources for Seniors Obligated Group, Series A, 5.125%, 12/1/2045	365,000	383,166
St. Louis, MO, Airport Revenue, Series C, 5.0%, 7/1/2047, INS: AGMC	500,000	563,910
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	229,975
St. Louis, MO, Lambert-St. Louis International Airport Revenue, Series A-1, 6.625%, 7/1/2034	415,000	441,025
		2,323,042
Nebraska 0.7%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	535,000	593,294
Nebraska, Central Plains Energy Project, Gas Project Revenue:
Series A, 5.0%, 9/1/2027	55,000	63,247
Series A, 5.0%, 9/1/2029	70,000	81,091
Series A, 5.0%, 9/1/2033	155,000	181,815
		919,447
Nevada 1.3%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,726,978
New Hampshire 0.4%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037	100,000	106,685
Series A, 144A, 6.125%, 7/1/2052	300,000	316,425
Series A, 144A, 6.25%, 7/1/2042	100,000	107,141
		530,251
New Jersey 8.4%
New Jersey, State Health Care Facilities Financing Authority Revenue, Virtua Health, Series D, 1.05% **, 3/7/2018, LOC: TD Bank NA	550,000	550,000
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care System, Prerefunded, 6.625%, 7/1/2038	715,000	727,377
New Jersey, State Economic Development Authority Revenue:
Series DDD, 5.0%, 6/15/2042	140,000	146,882
Series BBB, 5.5%, 6/15/2030	895,000	1,017,006
New Jersey, State Economic Development Authority, Continental Airlines, Inc. Project, AMT, 4.875%, 9/15/2019	330,000	339,204
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	115,000	123,876
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	566,410
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	121,462
Series A, 5.0%, 6/15/2047	130,000	136,986
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	197,438
New Jersey, State Transportation Trust Fund Authority, Series B, 5.5%, 6/15/2031	1,500,000	1,605,270
New Jersey, State Turnpike Authority Revenue, Series E, 5.0%, 1/1/2045	1,015,000	1,126,254
New Jersey, Tobacco Settlement Financing Corp.:
Series 1A, 4.75%, 6/1/2034	4,280,000	4,237,243
Series 1A, 5.0%, 6/1/2041	500,000	499,550
		11,394,958
New York 5.0%
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	46,806
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,120,310
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2038	275,000	308,058
Series E-1, 5.0%, 11/15/2042	70,000	77,226
Series E-1, Prerefunded, 5.0%, 11/15/2042	235,000	267,961
New York, State Liberty Development Corp. Revenue, World Trade Center Project, Class 1-3, 5.0%, 11/15/2044	915,000	968,281
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	471,584
New York, State Transportation Development Corp., Special Facility Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,308,480
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	60,000	66,157
New York & New Jersey Port Authority, Series 207, AMT, 5.0%, 9/15/2048	625,000	702,631
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	680,000	746,388
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 1.08% **, 3/7/2018, LIQ: Fannie Mae, LOC: Fannie Mae	675,000	675,000
		6,758,882
North Carolina 1.4%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
5.0%, 10/1/2042	260,000	291,057
5.0%, 10/1/2047	240,000	265,171
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health Systems, Series D, Prerefunded, 6.25%, 12/1/2033	1,000,000	1,035,980
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage-Aldersgate, 5.0%, 7/1/2045	330,000	348,622
		1,940,830
North Dakota 0.4%
Ward County, ND, Health Care Facilities Revenue, Trinity Obligation Group:
Series C, 5.0%, 6/1/2038	95,000	102,834
Series C, 5.0%, 6/1/2043	110,000	118,208
Series C, 5.0%, 6/1/2048	100,000	107,030
Series C, 5.0%, 6/1/2053	140,000	149,239
		477,311
Ohio 2.7%
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	231,567
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	487,755
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2036	45,000	48,721
5.0%, 1/1/2046	370,000	397,476
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	669,108
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,711,773
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	70,672
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	125,000	128,304
		3,745,376
Oregon 0.2%
Clackamas County, OR, Hospital Facilities Authority Revenue, Senior Living-Willamette View Project:
Series A, 5.0%, 11/15/2037	50,000	54,069
Series A, 5.0%, 11/15/2047	100,000	107,222
Series A, 5.0%, 11/15/2052	100,000	106,809
		268,100
Pennsylvania 7.6%
Butler County, PA, Hospital Authority Revenue, Butler Health Systems Project, Prerefunded, 7.25%, 7/1/2039	2,000,000	2,145,080
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	109,090
5.25%, 7/1/2041	100,000	109,649
Montgomery County, PA, Higher Education & Health Authority, Philadelphia Presbyterian Homes, Inc. Project:
5.0%, 12/1/2037	235,000	259,332
5.0%, 12/1/2047	275,000	301,557
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	352,699
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	277,045
5.0%, 6/1/2035	125,000	137,961
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	825,270
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
AMT, 5.0%, 12/31/2034	1,000,000	1,094,640
AMT, 5.0%, 12/31/2038	1,000,000	1,084,180
Pennsylvania, State Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply, Series A, 6.4%, 12/1/2038	185,000	188,522
Pennsylvania, State Turnpike Commission Revenue:
Series A-1, 5.0%, 12/1/2040	2,500,000	2,770,125
Series C, 5.0%, 12/1/2044	240,000	266,479
Philadelphia, PA, Authority for Individual Development Senior Living Revenue, Wesley Enhanced Living Obligated Group:
Series A, 5.0%, 7/1/2042	135,000	142,725
Series A, 5.0%, 7/1/2049	160,000	168,274
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Temple University Health System:
5.0%, 7/1/2033	90,000	97,092
5.0%, 7/1/2034	60,000	64,438
		10,394,158
Rhode Island 0.5%
Rhode Island, Narragansett Bay Commission, Wastewater System Revenue, Series A, 1.07% **, 3/7/2018, LOC: TD Bank NA	500,000	500,000
Rhode Island, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2040	155,000	165,968
		665,968
South Carolina 2.5%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	856,000	862,557
South Carolina, State Jobs-Economic Development Authority, Residencial Facilities Revenue, Episcopal Home Still Hopes:
5.0%, 4/1/2047	200,000	207,078
5.0%, 4/1/2052	175,000	180,273
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,176,979
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	890,000	993,382
		3,420,269
Tennessee 1.2%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2018, GTY: Merrill Lynch & Co., Inc.	540,000	554,099
Johnson City, TN, Health & Educational Facilities Board Hospital Revenue, Mountain States Health Alliance, Series A, 7.75%, 7/1/2038	1,000,000	1,044,870
		1,598,969
Texas 18.6%
Bexar County, TX, Health Facilities Development Corp., Army Retirement Residence Foundation Project:
5.0%, 7/15/2037	75,000	81,444
5.0%, 7/15/2042	60,000	64,732
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental Health, Dow Chemical Co. Project:
Series B-2, 4.95%, 5/15/2033	1,000,000	1,022,810
Series A-3, AMT, 5.125%, 5/15/2033	1,000,000	1,022,950
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	230,000	252,593
Series A, 5.0%, 1/1/2043	1,500,000	1,618,500
Prerefunded, 6.0%, 1/1/2041	545,000	607,555
Dallas-Fort Worth, International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	1,000,000	1,070,150
Series D, AMT, 5.0%, 11/1/2038	2,000,000	2,168,100
Houston, TX, Airport System Revenue, Special Facilities United Airlines, Inc., Airport Improvement Projects, AMT, 5.0%, 7/15/2028	300,000	337,449
Houston, TX, Airport System Revenue, United Airlines, Inc., Terminal E Project, AMT, 4.75%, 7/1/2024	615,000	674,606
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	2,250,000	2,496,240
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project, Series B, AMT, 144A, 5.75%, 10/1/2031	250,000	260,442
North Texas, Tollway Authority Revenue, Series B, 5.0%, 1/1/2045	665,000	735,317
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue, MRC Crossings Project, Series A, 8.0%, 11/15/2049	285,000	331,569
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,000,100
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	185,031
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.0%, 8/15/2043	2,100,000	2,306,472
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Buckner Senior Living Ventana Project:
Series A, 6.625%, 11/15/2037	315,000	349,414
Series A, 6.75%, 11/15/2047	250,000	277,452
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Mirador Project, Series A, 5.0%, 11/15/2055	570,000	435,942
Texas, Grand Parkway Transportation Corp., System Toll Revenue, Series B, 5.0%, 4/1/2053	500,000	552,375
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,132,669
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020, GTY: The Goldman Sachs Group, Inc.	2,000,000	2,167,580
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	165,000	180,295
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	1,000,000	1,090,840
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	1,000,000	1,089,440
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	324,845
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	915,511
Travis County, TX, Health Facilities Development Corp. Revenue, Westminster Manor Health, Prerefunded, 7.125%, 11/1/2040	510,000	579,880
		25,332,303
Utah 0.7%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2047	595,000	659,498
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 5.375%, 6/15/2048	320,000	322,182
		981,680
Virginia 1.7%
Fairfax County, VA, Economic Development Authority, Residential Care Facility Revenue, Goodwin House, Inc., Series A, 5.0%, 10/1/2042	115,000	127,463
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	665,000	715,779
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,431,472
		2,274,714
Washington 2.8%
King County, WA, Water Sewer Revenue, Series B, 4.0%, 7/1/2041	500,000	520,115
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	100,000	99,372
5.0%, 12/1/2046	135,000	129,430
Washington, Port of Seattle Revenue, Series C, AMT, 5.0%, 5/1/2042	415,000	465,846
Washington, State Economic Development Finance Authority, Environmental Facilities Revenue, Columbia Pulp I LLC Project, Series A, AMT, 144A, 7.5%, 1/1/2032	135,000	159,449
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	595,000	618,497
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	135,000	150,256
5.0%, 8/15/2035	120,000	133,154
5.0%, 8/15/2036	80,000	88,567
Washington, State Housing Finance Commission, Presbyterian Retirement Communities Northwest Project, Series A, 144A, 5.0%, 1/1/2046	250,000	261,795
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project, Series A, 7.375%, 1/1/2044	1,000,000	1,158,690
		3,785,171
West Virginia 0.6%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	875,124
Wisconsin 3.6%
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	206,890
5.0%, 7/1/2052	90,000	92,599
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	1,075,440
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036	500,000	541,320
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	1,110,000	1,162,958
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	1,765,000	1,846,367
		4,925,574
Wyoming 0.0%
Sweetwater County, WY, Environmental Improvement Revenue, PacifiCorp Projects, AMT, 1.2% **, 3/1/2018, LOC: Bank of Nova Scotia	50,000	50,000
Total Municipal Bonds and Notes (Cost $178,126,017)		190,717,485
Underlying Municipal Bonds of Inverse Floaters (a) 28.7%
California 3.9%
University of California, State Revenues, Series K, 4.0%, 5/15/2036 (b)	5,000,000	5,238,538
Trust: California, State Revenues, Series 2016-XM0347, 144A, 10.75%, 5/15/2024, Leverage Factor at purchase date: 4 to 1
Florida 4.2%
Orange County, FL, School Board Certificates Participation, Series C, 5.0%, 8/1/2034 (b)	5,000,000	5,714,088
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 14.54%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 8.0%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (b)	5,000,000	5,672,925
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0136, 144A, 14.78%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (b)	5,000,000	5,272,713
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0401, 144A, 10.75%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
		10,945,638
New York 4.2%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (b)	5,000,000	5,724,625
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 15.215%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
Texas 4.2%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (b)	5,000,000	5,720,450
Trust: Texas, State Transportation Commission, Series 2016-XM0405, 144A, 14.75%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 4.2%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (b)	5,000,000	5,755,838
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 14.75%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $40,036,763)		39,099,177
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $218,162,780)	168.7	229,816,662
Floating Rate Notes (a)	(19.3)	(26,250,000)
Series 2018 MTPS, at Liquidation Value	(51.4)	(70,000,000)
Other Assets and Liabilities, Net	2.0	2,677,684
Net Assets	100.0	136,244,346

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Connecticut, Mashantucket Western Pequot Tribe Bond *	6.05%	7/1/2031	2,753,836	1,909,657	86,058
Florida, Tolomato Community Development District, Special Assessment, Series 2015-3 *	6.61%	5/1/2040	165,000	0	2
Florida, Tolomato Community Development District, Special Assessment, Series 3 *	6.55%	5/1/2027	130,000	1	1
				1,909,658	86,061

* Non-income producing security.
** Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2018. Date shown reflects the earlier of demand date or stated maturity date.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$229,816,662	$—	$229,816,662
Total	$—	$229,816,662	$—	$229,816,662

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Strategic Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2018